Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other NEOs (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year (a)	Summary Compensation Table (SCT) Total for Stephen Bratspies(1) ($) (b)	Compensation actually paid to Stephen Bratspies(1)(2)(3) ($) (c)	SCT Total for Gerald W. Evans, Jr.(1) ($) (b)	Compensation actually paid to Gerald W. Evans, Jr.(1)(2)(3) ($) (c)	Average SCT Total for Non-PEO NEOs(1) ($) (d)	Average Compensation actually paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions) (h)	Net Organic Sales(5) ($ Millions) (i)
							TSR ($) (f)	Peer Group TSR ($) (g)
2022	$9,219,614	$(2,040,239)	$—	$—	$2,482,996	$608,021	$49.30	$67.96	$(127.2)	$6,178
2021	11,031,249	15,420,100	—	—	2,635,061	3,264,430	122.09	104.02	77.2	6,745
2020	4,829,065	3,570,261	9,469,457	6,310,590	2,249,254	1,760,286	103.10	92.47	(75.6)	6,087

(1)
Stephen Bratspies was our PEO from August 3, 2020 to present. Gerald W. Evans, Jr. was our PEO from October 2016 to August 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
M. Scott Lewis	M. Scott Lewis	Michael E. Faircloth
W. Howard Upchurch	Michael E. Faircloth	Michael P. Dastugue
Joia M. Johnson	Michael P. Dastugue	Joseph W. Cavaliere
Michael E. Faircloth	Joseph W. Cavaliere	Kristin L. Oliver
Jonathan Ram

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned by or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Stephen Bratspies
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2022	$9,219,614	$—	$(7,750,000)	$—	$(3,509,853)	$(2,040,239)
2021	11,031,249	—	(7,049,994)	—	11,438,845	15,420,100
2020	4,829,065	—	(3,468,194)	—	2,209,390	3,570,261
Gerald W. Evans, Jr.
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2020	$9,469,457	$(306,123)	$(6,249,987)	$—	$3,397,243	$6,310,590
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2022	$2,482,996	$—	$(1,535,251)	$—	$(339,724)	$608,021
2021	2,635,061	—	(1,112,064)	—	1,741,433	3,264,430
2020	2,249,254	(24,885)	(1,015,503)	—	551,420	1,760,286
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2022	$2,759,914	$(5,842,441)	$—	$(427,326)	$—	$—	$(3,509,853)
2021	10,549,941	482,686	—	406,218	—	—	11,438,845
2020	2,209,390	—	—	—	—	—	2,209,390
Gerald W. Evans, Jr.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2020	$3,333,619	$127,839	$—	$(64,215)	$—	$—	$3,397,243
Non-PEO NEOs (Average)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Average Inclusion of Equity Values ($)
2022	$546,731	$(853,247)	$—	$(33,208)	$—	$—	$(339,724)
2021	1,600,935	33,169	—	107,329	—	—	1,741,433
2020	541,649	19,632	—	(9,861)	—	—	551,420

(4)
“TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the S&P 1500 Apparel, Accessories & Luxury Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 1500 Apparel, Accessories & Luxury Goods Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

(5)
We determined net organic sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important measure in future years. For purposes of this disclosure, net organic sales was calculated substantially as described above in our Compensation Discussion and Analysis on page 54.

Company Selected Measure Name	Net Organic Sales
Named Executive Officers, Footnote [Text Block]
(1)
Stephen Bratspies was our PEO from August 3, 2020 to present. Gerald W. Evans, Jr. was our PEO from October 2016 to August 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
M. Scott Lewis	M. Scott Lewis	Michael E. Faircloth
W. Howard Upchurch	Michael E. Faircloth	Michael P. Dastugue
Joia M. Johnson	Michael P. Dastugue	Joseph W. Cavaliere
Michael E. Faircloth	Joseph W. Cavaliere	Kristin L. Oliver
Jonathan Ram

Peer Group Issuers, Footnote [Text Block]
(4)
“TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the S&P 1500 Apparel, Accessories & Luxury Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 1500 Apparel, Accessories & Luxury Goods Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Stephen Bratspies
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2022	$9,219,614	$—	$(7,750,000)	$—	$(3,509,853)	$(2,040,239)
2021	11,031,249	—	(7,049,994)	—	11,438,845	15,420,100
2020	4,829,065	—	(3,468,194)	—	2,209,390	3,570,261
Gerald W. Evans, Jr.
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2020	$9,469,457	$(306,123)	$(6,249,987)	$—	$3,397,243	$6,310,590
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2022	$2,482,996	$—	$(1,535,251)	$—	$(339,724)	$608,021
2021	2,635,061	—	(1,112,064)	—	1,741,433	3,264,430
2020	2,249,254	(24,885)	(1,015,503)	—	551,420	1,760,286
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2022	$2,759,914	$(5,842,441)	$—	$(427,326)	$—	$—	$(3,509,853)
2021	10,549,941	482,686	—	406,218	—	—	11,438,845
2020	2,209,390	—	—	—	—	—	2,209,390
Gerald W. Evans, Jr.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2020	$3,333,619	$127,839	$—	$(64,215)	$—	$—	$3,397,243

Non-PEO NEO Average Total Compensation Amount	$ 2,482,996	$ 2,635,061	$ 2,249,254
Non-PEO NEO Average Compensation Actually Paid Amount	$ 608,021	3,264,430	1,760,286
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2022	$2,482,996	$—	$(1,535,251)	$—	$(339,724)	$608,021
2021	2,635,061	—	(1,112,064)	—	1,741,433	3,264,430
2020	2,249,254	(24,885)	(1,015,503)	—	551,420	1,760,286
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2022	$2,759,914	$(5,842,441)	$—	$(427,326)	$—	$—	$(3,509,853)
2021	10,549,941	482,686	—	406,218	—	—	11,438,845
2020	2,209,390	—	—	—	—	—	2,209,390
Gerald W. Evans, Jr.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2020	$3,333,619	$127,839	$—	$(64,215)	$—	$—	$3,397,243
Non-PEO NEOs (Average)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Average Inclusion of Equity Values ($)
2022	$546,731	$(853,247)	$—	$(33,208)	$—	$—	$(339,724)
2021	1,600,935	33,169	—	107,329	—	—	1,741,433
2020	541,649	19,632	—	(9,861)	—	—	551,420

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Organic Sales
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net organic sales during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 1500 Apparel, Accessories & Luxury Goods Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Net organic sales
Adjusted operating income
Net inventory
Adjusted EPS
Cash flow from operations

Total Shareholder Return Amount	$ 49.3	122.09	103.1
Peer Group Total Shareholder Return Amount	67.96	104.02	92.47
Net Income (Loss)	$ (127,200,000)	$ 77,200,000	$ (75,600,000)
Company Selected Measure Amount	6,178	6,745	6,087
PEO Name	Stephen Bratspies
Additional 402(v) Disclosure [Text Block]	2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned by or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 3 below.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net organic sales
Non-GAAP Measure Description [Text Block]
(5)
We determined net organic sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important measure in future years. For purposes of this disclosure, net organic sales was calculated substantially as described above in our Compensation Discussion and Analysis on page 54.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net inventory
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cash flow from operations
Stephen Bratspies [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,219,614	$ 11,031,249	$ 4,829,065
PEO Actually Paid Compensation Amount	(2,040,239)	15,420,100	3,570,261
Stephen Bratspies [Member] | Adj To Comp For Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,750,000)	(7,049,994)	(3,468,194)
Stephen Bratspies [Member] | Adj To Comp For Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,509,853)	11,438,845	2,209,390
Stephen Bratspies [Member] | Adj To Comp For Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,759,914	10,549,941	2,209,390
Stephen Bratspies [Member] | Adj To Comp For Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,842,441)	482,686
Stephen Bratspies [Member] | Adj To Comp For Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,326)	406,218
Gerald W. Evans, Jr [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,469,457
PEO Actually Paid Compensation Amount			6,310,590
Gerald W. Evans, Jr [Member] | Adj To Comp For Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,249,987)
Gerald W. Evans, Jr [Member] | Adj To Comp For Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,397,243
Gerald W. Evans, Jr [Member] | Adj To Comp For Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(306,123)
Gerald W. Evans, Jr [Member] | Adj To Comp For Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,333,619
Gerald W. Evans, Jr [Member] | Adj To Comp For Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			127,839
Gerald W. Evans, Jr [Member] | Adj To Comp For Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(64,215)
Non-PEO NEO [Member] | Adj To Comp For Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,535,251)	(1,112,064)	(1,015,503)
Non-PEO NEO [Member] | Adj To Comp For Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(339,724)	1,741,433	551,420
Non-PEO NEO [Member] | Adj To Comp For Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(24,885)
Non-PEO NEO [Member] | Adj To Comp For Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	546,731	1,600,935	541,649
Non-PEO NEO [Member] | Adj To Comp For Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(853,247)	33,169	19,632
Non-PEO NEO [Member] | Adj To Comp For Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (33,208)	$ 107,329	$ (9,861)